CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares.	Additional paid-in capital [member]	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2022	$ 2,835	$ 382,625	$ (433,860)	$ (48,400)
Share-based compensation to employees and service providers			2,209	2,209
Issuance of ordinary shares, net of expenses	18,556	5,788		24,344
Issuance Of Ordinary Shares For Vested RSUs	50	(50)
Comprehensive income (loss)			23,916	23,916
Balance at end of period at Dec. 31, 2023	21,441	388,363	(407,735)	2,069
Share-based compensation to employees and service providers			1,202	1,202
Issuance of ordinary shares, net of expenses	13,135	(12,821)		314
Issuance Of Ordinary Shares For Vested RSUs	460	(460)
Comprehensive income (loss)			(8,268)	(8,268)
Balance at end of period at Dec. 31, 2024	35,036	375,082	(414,801)	(4,683)
Share-based compensation to employees and service providers			1,475	1,475
Issuance of ordinary shares, net of expenses	110,565	(102,660)		7,905
Issuance Of Ordinary Shares For Vested RSUs	2,040	(2,040)
Comprehensive income (loss)			(429)	(429)
Balance at end of period at Dec. 31, 2025	$ 147,641	$ 270,382	$ (413,755)	$ 4,268